Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 7,624	£ 5,788	£ 7,076
Net gains on financial instruments held for trading | Liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Net trading income	5,603	3,999	5,392
Net gains on financial instruments designated at fair value | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	501	682	695
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,520	£ 1,107	£ 989